Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent events
Subsequent events

29. Subsequent events

On March 21, 2024, the Company amended its Purchase Agreement with Sandstorm for the right to increase its advance payment by $3.25 million per calendar quarter or up to $6.5 million in aggregate during the first half of 2024 in order to satisfy the gold delivery obligations under the Purchase Agreement. The advances are to be repaid through balancing fixed deliveries of gold commencing at the end of the existing agreement within the 6-month period from November 2026 to April 2027. The first calendar quarter advance of $3.25 million was drawn in full in March 2024.

On March 25, 2024, the Convertible Debenture’s effective maturity date was mutually extended to April 28, 2025 (see Note 10).

On March 27, 2024, the Company completed a private placement of 26,000,000 units at a price of $0.30 CAD per unit for total gross proceeds of $7.8 million CAD. Each unit consisted of one common share and one common share purchase warrant where each warrant is exercisable for one common share at an exercise price of $0.40 CAD for a period of three years.